Property and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 856,035,000	$ 747,760,000
Accumulated depreciation	(313,153,000)	(270,404,000)
Property, Plant and Equipment, Net	542,882,000	477,356,000
Depreciation	44,400,000	43,300,000	36,600,000
Land
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	115,887,000	104,130,000
Grandstands and buildings
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	413,896,000	364,823,000
Equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	180,452,000	155,194,000
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	45,810,000	38,280,000
Tracks and other improvements
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	92,197,000	80,785,000
Construction in progress
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	7,793,000	4,548,000
Trackside
Property, Plant and Equipment [Line Items]
Depreciation	$ 900,000